Jacob Small Cap Growth Fund
Schedule of Investments (+)
May 31, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.0%
		Biological Products (No Diagnostic Substances) - 9.1%
45,121		Aerie Pharmaceuticals, Inc. *	$233,727
2,600		Beam Therapeutics, Inc. *	91,468
2,000		CRISPR Therapeutics AG *^	116,100
2,502		Krystal Biotech, Inc. *	147,318
28,712		Precision BioSciences, Inc. *	48,236
4,700		Twist Bioscience Corp. *	159,988
			796,837
		Business Services - 6.1%
20,835		OptimizeRx Corp. *	532,959
		Calculating & Accounting Machines (No Electronic Computers) - 2.9%
48,269		Cantaloupe, Inc. *	252,930
		Computer Peripheral Equipment - 6.8%
56,391		Immersion Corp. *	313,534
6,044		Impinj, Inc. *	282,920
			596,454
		Computer Programming Services - 3.6%
9,000		Doximity, Inc. - Class A*	314,910
		Eating Places - 1.8%
6,000		BJ's Restaurants, Inc. *	157,620
		Family Clothing Stores - 3.0%
21,669		American Eagle Outfitters, Inc.	262,412
		Industrial Organic Chemicals - 5.9%
38,751		Amyris, Inc. *	98,815
39,446		Codexis, Inc. *	421,283
			520,098
		Medical Laboratories - 4.0%
10,817		CareDx, Inc. *	272,047
11,012		DermTech, Inc. *	73,120
			345,167
		Miscellaneous Amusement & Recreation - 2.6%
16,800		DraftKings, Inc. - Class A *	227,640
		Nonstore Retailers - 2.6%
42,000		Rover Group, Inc. *	227,640
		Patent Owners & Lessors - 5.6%
19,397		Digital Turbine, Inc. *	493,266
		Personal Services - 1.6%
4,868		Yelp, Inc. *	143,168
		Pharmaceutical Preparations - 15.1%
12,073		Akouos, Inc. *	37,668
1,554		Apellis Pharmaceuticals, Inc. *	64,413
40,000		Arbutus Biopharma Corp. *	97,200
3,230		Arcturus Therapeutics Holdings, Inc. *	64,212
41,628		Harrow Health, Inc. *	300,970
76,197		Heron Therapeutics, Inc. *	251,450
15,549		Ideaya Biosciences, Inc. *	173,371
151,024		NeuBase Therapeutics, Inc. *	154,045
6,700		Schrodinger, Inc. *	173,128
			1,316,457
		Prepackaged Software - 11.9%
52,883		Cvent Holding Corp. *	281,866
32,092		Inspired Entertainment, Inc. *	353,012
52,489		Porch Group, Inc. *	216,255
34,403		WM Technology, Inc. *	194,377
			1,045,510
		Security Brokers, Dealers & Flotation Companies - 4.6%
148,444		Voyager Digital Ltd. *	400,799
		Semiconductors and Related Devices - 0.4%
988		CEVA, Inc. *	35,637
		State Commercial Banks - 5.5%
6,132		Silvergate Capital Corp. - Class A*	481,362
		Surgical and Medical Instruments and Apparatus - 6.9%
78,063		Alphatec Holdings, Inc. *	599,524
		TOTAL COMMON STOCKS (Cost $10,469,883)	8,750,390

		TOTAL INVESTMENTS (Cost $10,469,883) - 100.0%	8,750,390
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(1,865)
		TOTAL NET ASSETS - 100.0%	$8,748,525

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$1,316,457	$-	$-	$1,316,457
Prepackaged Software	1,045,510	-	-	1,045,510
Biological Products (No Diagnostic Substances)	796,837	-	-	796,837
Surgical and Medical Instruments and Apparatus	599,524	-	-	599,524
Computer Peripheral Equipment	596,454	-	-	596,454
Business Services	532,959	-	-	532,959
Industrial Organic Chemicals	520,098	-	-	520,098
Patent Owneres & Lessors	493,266	-	-	493,266
State Commercial Banks	481,362	-	-	481,362
Security Brokers, Dealers & Flotation Companies	400,799	-	-	400,799
Medical Laboratories	345,167	-	-	345,167
Computer Programming Services	314,910	-	-	314,910
Family Clothing Stores	262,412	-	-	262,412
Calculating & Accounting Machines (No Electronic Computers)	252,930	-	-	252,930
Miscellaneous Amusement & Recreation	227,640	-	-	227,640
Nonstore Retailers	227,640	-	-	227,640
Eating Places	157,620	-	-	157,620
Personal Services	143,168	-	-	143,168
Semiconductors and Related Devices	35,637	-	-	35,637
Total Common Stocks	8,750,390	-	-	8,750,390

Total Investments in Securities	$8,750,390	$-	$-	$8,750,390